Investment securities (Details) (CHF) In Millions, unless otherwise specified					6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 Ytd Percent Change
Investment securities (CHF million)
Debt securities held-to-maturity	146		452
Securities available-for-sale	5,404		7,945
Total investment securities	5,550	6,483	8,397	9,837
Debt securities held-to-maturity, % Change (as a percent)					(68.00%)
Securities available-for-sale, % Change (as a percent)					(32.00%)
Investment securities, % Change (as a percent)					(34.00%)